Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Fair Value Measurements
Schedule of Plan's Assets Fair Value Hierarchy

		QUOTED PRICES	SIGNIFICANT
		IN ACTIVE	OTHER	SIGNIFICANT
		MARKETS FOR	OBSERVABLE	UNOBSERVABLE
	DECEMBER 31,	IDENTICAL ASSETS	INPUTS	INPUTS
	2025	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Mutual funds	$41,217,928	$41,217,928	$—	$—
Common stock	22,368,772	22,368,772	—	—
Total assets in the fair value hierarchy	63,586,700	$63,586,700	$—	$—
Investments measured using net asset value practical expedient*	5,687,956

TOTAL	$69,274,656

		QUOTED PRICES	SIGNIFICANT
		IN ACTIVE	OTHER	SIGNIFICANT
		MARKETS FOR	OBSERVABLE	UNOBSERVABLE
	DECEMBER 31,	IDENTICAL ASSETS	INPUTS	INPUTS
	2024	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Mutual funds	$40,443,186	$40,443,186	$—	$—
Common stock	21,920,086	21,920,086	—	—
Total assets in the fair value hierarchy	62,363,272	$62,363,272	$—	$—
Investments measured using net asset value practical expedient*	5,583,357

TOTAL	$67,946,629

*In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

			REDEMPTION
			FREQUENCY
	FAIR	UNFUNDED	(IF CURRENTLY	REDEMPTION
December 31, 2025	VALUE	COMMITMENTS	APPLICABLE)	NOTICE PERIOD
Common collective fund MetLife Stable Value	$320,757	$—	N/A	1 day
Pooled Separate fund LA Capital Mgmt/Victory - Midcap Value	$690,703	$—	N/A	1 day
Pooled Separate fund Principal Global Investors – Blue Chip	$4,215,021	$—	N/A	1 day
Pooled Separate fund Principal SmallCap S&P 600 Index	$461,475	$—	N/A	1 day

			REDEMPTION
			FREQUENCY
	FAIR	UNFUNDED	(IF CURRENTLY	REDEMPTION
December 31, 2024	VALUE	COMMITMENTS	APPLICABLE)	NOTICE PERIOD
Common collective fund MetLife Stable Value	$669,661	$—	N/A	1 day
Pooled Separate fund LA Capital Mgmt/Victory - Midcap Value	$515,161	$—	N/A	1 day
Pooled Separate fund Principal Global Investors – Blue Chip	$4,398,535	$—	N/A	1 day